ASSETS HELD-FOR-SALE (Tables)	12 Months Ended
Dec. 31, 2016
ASSETS HELD-FOR-SALE
Schedule of assets and liabilities solar power projects held for sale

At December 31, 2016
$
Cash and cash equivalents	8,921
Restricted cash—current	41
Accounts receivable trade, net	6,555
Prepaid expenses and other current assets	7,427
Solar power systems, net	290,613
Intangible assets, net	68,438
Other non-current assets	10,094

Total assets held-for-sale	392,089

At December 31, 2016
$
Short-term borrowings	12,221
Accounts payable	880
Other payables	13,240
Derivative liabilities—current	3,863
Other current liabilities	1,537
Long-term borrowings	224,545
Derivative liabilities—non-current	16,672
Other non-current liabilities	6,314

Total liabilities held-for-sale	279,272